GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill, Beginning Balance	$ 44,663	$ 38,897
Business combination	10,043	6,248
Classifications	430	20
Foreign currency translation adjustments	177	(502)
Goodwill, Ending Balance	55,313	44,663
IT Professional Services [Member]
Goodwill, Beginning Balance	18,036	11,908
Business combination	9,007	6,248
Classifications	430	(120)
Foreign currency translation adjustments	1,022	0
Goodwill, Ending Balance	28,495	18,036
Software Services [Member]
Goodwill, Beginning Balance	26,627	26,989
Business combination	1,036	0
Classifications	0	140
Foreign currency translation adjustments	(845)	(502)
Goodwill, Ending Balance	$ 26,818	$ 26,627